Other Non-Current Assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 760	€ 823
Pre-funded pension obligations	269	269
Long-term prepaid expenses	264	286
Long-term loans and advances and other non-current receivables	447	452
Total	2,992	3,095
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	920	936
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	€ 332	€ 329